SUBSEQUENT EVENTS (Details) - Subsequent Event [Member] - USD ($)	Jan. 27, 2022	Jan. 10, 2022
Subsequent Events (Details) [Line Items]
Sponsor loan		$ 1,035,000
Warrant exercise price (in Dollars per share)		$ 0.75
Additional principal amount	$ 500,000
Convertible promissory note	$ 2,035,000